Segment Information	6 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information

2.Segment information

Segment earnings are presented on a current cost of supplies basis (CCS earnings), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. Sales between segments are based on prices generally equivalent to commercially available prices.

With the adoption of IFRS 16, the interest expense on leases formerly classified as operating leases is reported under the Corporate segment, while depreciation related to the respective right-of-use assets is reported in the segments making use of the assets. This treatment is consistent with the existing treatment for leases formerly classified as finance leases.

INFORMATION BY SEGMENT

Quarters			$ million	Half year
Q2 2019	Q1 2019	Q2 2018		2019	2018
			Third-party revenue
8,942	11,639	10,293	Integrated Gas	20,582	21,014
2,457	2,433	2,346	Upstream	4,890	4,918
79,131	69,652	84,119	Downstream	148,783	160,045
13	11	7	Corporate	24	23
90,544	83,735	96,765	Total third-party revenue[1]	174,278	186,000
			Inter-segment revenue
1,005	984	1,271	Integrated Gas	1,989	2,359
8,996	9,699	9,494	Upstream	18,696	18,398
1,316	1,195	1,927	Downstream	2,511	2,721
—	—	—	Corporate	—	—
			CCS earnings
1,340	2,795	3,358	Integrated Gas	4,134	5,749
1,554	1,706	1,094	Upstream	3,260	2,948
1,072	1,595	1,168	Downstream	2,666	2,974
(789)	(671)	(273)	Corporate	(1,460)	(500)
3,177	5,424	5,347	Total	8,601	11,171

1.

Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2019 included income of $969 million (Q1 2019: $737 million income; half year 2019: $1,706 million income).

RECONCILIATION OF INCOME FOR THE PERIOD to CCS EARNINGS

Quarters			$ million	Half year
Q2 2019	Q1 2019	Q2 2018		2019	2018
2,998	6,001	6,024	Income/(loss) attributable to Royal Dutch Shell plc shareholders	8,999	11,923
164	156	164	Income/(loss) attributable to non-controlling interest	320	296
3,162	6,157	6,188	Income/(loss) for the period	9,319	12,219
			Current cost of supplies adjustment:
30	(985)	(1,105)	Purchases	(955)	(1,379)
1	236	273	Taxation	237	340
(16)	16	(9)	Share of profit/(loss) of joint ventures and associates	—	(9)
15	(733)	(841)	Current cost of supplies adjustment[1]	(719)	(1,048)
3,177	5,424	5,347	CCS earnings	8,601	11,171
			of which:
3,025	5,293	5,226	CCS earnings attributable to Royal Dutch Shell plc shareholders	8,318	10,929
152	131	121	CCS earnings attributable to non-controlling interest	282	242
1.

The adjustment attributable to Royal Dutch Shell plc shareholders is a positive $27 million in the second quarter 2019 (Q1 2019: negative $708 million; Q2 2018: negative $798 million; half year 2019: negative $681 million; half year 2018: negative $994 million).